Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Year End Spot Rate [Member]
Schedule of Currency Exchange Rates in Consolidated Financial Statements [Line Items]
Currency exchange rates	6.7851	7.1636	7.2672
Average Rate [Member]
Schedule of Currency Exchange Rates in Consolidated Financial Statements [Line Items]
Currency exchange rates	6.994	7.2143	6.9728